Note 13 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2021	$420,794
2022	334,921
2023	315,996
2024	315,995
2025	256,702
2026 and thereafter	375,881
Total	$2,020,289